Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	June 30,	December 31,
	2020	2019
Cash	$1,668,579	$2,670,877
Cash equivalent	49,584,173	8,424,971
	$51,252,752	$11,095,848